Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 3,020	€ 9,110
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	16,100	23,030
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	3,020	7,740
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	8,500	11,220
Trading
Guarantees, commitments and risks
Value at risk	250	310
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,570	1,600
Trading | Minimum
Guarantees, commitments and risks
Value at risk	100	250
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 520	€ 510